Accrued Expenses (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Consulting Fees		$ 765,379
Interest	1,261,327	1,639,949
Miscellaneous	503,331	460,852
Total Accrued Expenses	$ 1,764,658	$ 2,866,180